BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2014
Domestic
Funded Status of Benefit Plans

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥159,988	¥177,562
Service cost	10,049	11,457
Interest cost	2,324	1,709
Actuarial (gain) loss	10,558	(962)
Benefits paid	(6,329)	(6,545)
Acquisitions of Business	972	4,469
Other	—	(566)

Projected benefit obligations at end of year	177,562	187,124
Change in plan assets:
Fair value of plan assets at beginning of year	156,856	166,697
Actual return on plan assets	5,612	7,052
Employer’s contribution	9,651	14,580
Benefits paid	(6,215)	(6,417)
Acquisitions of Business	793	1,091

Fair value of plan assets at end of year	166,697	183,003

Funded status	¥(10,865)	¥(4,121)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2013	2014
	(Yen in millions)
Other assets	¥372	¥6,609
Accrued pension and severance liabilities	(11,237)	(10,730)

Net amount recognized	¥(10,865)	¥(4,121)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2013	2014
	(Yen in millions)
Prior service cost	¥28,603	¥24,839
Actuarial loss	(49,357)	(42,838)

Accumulated other comprehensive loss	¥(20,754)	¥(17,999)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2013	2014
	(Yen in millions)
Accumulated benefit obligation at end of year	¥176,982	¥187,124
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥172,778	¥32,427
Accumulated benefit obligation	172,198	32,427
Fair value of plan assets	161,541	21,697

Net Periodic Pension Costs

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2012, 2013 and 2014, include the following components:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Service cost	¥9,410	¥10,049	¥11,457
Interest cost	2,506	2,324	1,709
Expected return on plan assets	(3,358)	(3,467)	(3,335)
Amortization of prior service cost	(4,329)	(4,329)	(4,341)
Recognized actuarial loss	1,140	1,510	1,886

Net periodic pension costs	¥5,369	¥6,087	¥7,376

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2012, 2013 and 2014 mainly consist of the following components:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Prior service cost due to plan amendments	¥(3)	¥—	¥577
Net actuarial gain (loss) incurred during the year	(6,857)	(8,413)	4,633
Amortization of prior service cost	(4,329)	(4,329)	(4,341)
Recognized actuarial loss	1,140	1,510	1,886

Total	¥(10,049)	¥(11,232)	¥2,755

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2015 are as follows:

Year ending March 31, 2015
(Yen in millions)
Amortization of prior service cost	¥(4,286)
Recognized actuarial loss	1,621

Plan Assets Categories

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2013				2014
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥92,160	¥—	¥92,160	¥—	¥94,907	¥—	¥94,907
Equity securities:
Domestic	1,312	—	—	1,312	1,550	—	—	1,550
International	7,740	—	—	7,740	9,678	—	—	9,678
Pooled funds(1)	—	14,119	—	14,119	—	21,358	—	21,358
Debt securities:
Corporate bonds	19,066	—	—	19,066	18,819	—	—	18,819
Pooled funds(2)	—	6,290	—	6,290	—	7,363	—	7,363
Other types of investments:
Equity long/short
International(3)	—	3,973	—	3,973	—	1,088	—	1,088
Debt long/short(4)	—	6,847	—	6,847	—	3,023	—	3,023
Real Estate funds(5)	—	—	6,015	6,015	—	—	13,338	13,338
Large-scale solar power generation business funds	—	—	—	—	—	—	2,739	2,739
Other	—	2,048	1,419	3,467	—	—	1,448	1,448
Cash and cash equivalents	5,708	—	—	5,708	7,692	—	—	7,692

Total	¥33,826	¥125,437	¥7,434	¥166,697	¥37,739	¥127,739	¥17,525	¥183,003

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in government bonds.
(5)	This category includes private open-ended real estate funds.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2013 and 2014. Plan assets of Level 3 are invested in real estate funds, multi-strategy hedge funds and large-scale solar power generation business funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2013	2014
	(Yen in millions)
Balance at beginning of year	¥1,757	¥7,434
Actual return on plan assets:
Relating to assets still held at end of year	72	566
Relating to assets sold during the year	(26)	(23)
Purchases, sales and settlements	5,631	9,548

Balance at end of year	¥7,434	¥17,525

Estimated Future Benefit Payments of Plans

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2015	¥7,079
2016	7,317
2017	7,681
2018	8,756
2019	10,030
2020 to 2024	56,105

Domestic | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
Discount rate (%)	0.25-1.00	0.50-1.00

Domestic | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Years ended March 31,
	2012	2013	2014
Discount rate (%)	1.00-1.75	0.75-1.50	0.25-1.00
Expected long-term rate of return on plan assets (%)	2.00-2.20	1.35-2.20	1.35-2.50

Foreign
Funded Status of Benefit Plans

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2013 and 2014:

	March 31,
	2013	2014
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥37,845	¥46,504
Service cost	348	487
Interest cost	1,667	1,912
Plan participants’ contributions	7	9
Actuarial (gain) loss	5,024	(1,878)
Benefits paid	(1,927)	(2,497)
Partial settlement of pension plan	(1,220)	—
Foreign exchange adjustment	4,798	7,205
Other	(38)	(63)

Benefit obligations at end of year	¥46,504	¥51,679

	March 31,
	2013	2014
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥18,751	¥24,209
Actual return on plan assets	1,887	2,332
Employer contribution	3,097	1,153
Plan participants’ contributions	7	9
Benefits paid	(911)	(1,244)
Partial settlement of pension plan	(1,220)	—
Foreign exchange adjustment	2,636	3,603
Other expenses	(38)	(63)

Fair value of plan assets at end of year	24,209	29,999

Funded status	¥(22,295)	¥(21,680)

Amounts Recognized in Consolidated Balance Sheets	Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2013	2014
	(Yen in millions)
Accrued pension and severance liabilities	¥(22,295)	¥(21,680)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2013	2014
	(Yen in millions)
Prior service cost	¥(66)	¥(63)
Actuarial loss	(13,892)	(12,557)

Accumulated other comprehensive loss	¥(13,958)	¥(12,620)

	March 31,
	2013	2014
	(Yen in millions)
Accumulated benefit obligation at end of year	¥44,741	¥49,950

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2013	2014
	(Yen in millions)
Projected benefit obligation	¥46,504	¥51,679
Accumulated benefit obligation	44,741	49,950
Fair value of plan assets	24,209	29,999

Net Periodic Pension Costs

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2012, 2013 and 2014 include the following components:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Service cost	¥293	¥348	¥487
Interest cost	1,764	1,667	1,912
Expected return on plan assets	(1,259)	(1,225)	(1,655)
Amortization of prior service cost	8	9	10
Recognized actuarial loss	204	422	793
Partial settlement of pension plan	—	451	—

Net periodic pension costs	¥1,010	¥1,672	¥1,547

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2012, 2013 and 2014 mainly consist of the following components:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Net actuarial gain (loss) incurred during the year	¥(3,498)	¥(4,362)	¥2,555
Amortization of prior service cost	8	9	10
Recognized actuarial loss	204	422	793
Partial settlement of pension plan	—	451	—

Total	¥(3,286)	¥(3,480)	¥3,358

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2015 are as follows:

Year ending March 31, 2015
(Yen in millions)
Amortization of prior service cost	¥10
Recognized actuarial loss	588

Plan Assets Categories

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2013				2014
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥6,200	¥—	¥—	¥6,200	¥8,278	¥—	¥—	¥8,278
Debt securities:
Government bonds	453	—	—	453	573	—	—	573
Government agency bonds	—	841	—	841	—	1,076	—	1,076
Corporate bonds	—	573	—	573	—	878	—	878
Pooled separate accounts*	—	14,499	—	14,499	—	18,306	—	18,306
Other	—	1,575	—	1,575	—	776	—	776
Cash and cash equivalents	68	—	—	68	112	—	—	112

Total	¥6,721	¥17,488	¥—	¥24,209	¥8,963	¥21,036	¥—	¥29,999

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2015	¥2,683
2016	2,694
2017	2,720
2018	2,744
2019	2,762
2020 to 2024	14,151

Foreign | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
Discount rate (%)	3.10-4.57	3.00-4.79
Rate of increase in compensation levels (%)	2.50-3.90	2.50-3.90

Foreign | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2012, 2013 and 2014 are as follows:

Years ended March 31,
	2012	2013	2014
Discount rate (%)	5.15-5.75	4.00-5.00	3.10-4.57
Rate of increase in compensation levels (%)	2.50-4.00	2.50-3.80	2.50-3.90
Expected long-term rate of return on plan assets (%)	6.40-7.75	5.52-7.75	5.17-7.75

Saving Plans
Contributions to Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Contributions to the plans	¥505	¥493	¥659